SCHEDULE OF AMOUNT DUE FROM AN ASSOCIATE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
IfrsStatementLineItems [Line Items]
Foreign exchange translation difference	$ 82,093	$ 367,134	$ (133,431)
Repayment		3,949,050	4,850,000
Associates [member]
IfrsStatementLineItems [Line Items]
At 1 April		977,421
Foreign exchange translation difference		(1,173)
Repayment		(760,136)
Impairment reversal (impairment)		21,071
Reclass to other receivables		(237,183)
At 31 March			$ 977,421